ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At March 31, 2024 and 2023, accounts payable and accrued expenses consisted of:

	March 31, 2024	December 31, 2023
Trade creditors	$3,141,223	$4,406,299
Accrued expenses	509,514	514,112
Total	$3,650,737	$4,920,411

NOTE 11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At December 31, 2023 and 2022, accounts payable and accrued expenses consisted of:

	December 31, 2023	December 31, 2022
Trade creditors	$4,406,299	$3,118,757
Accrued expenses	514,112	370,787
Total	$4,920,411	$3,489,544